Income Taxes - Schedule of Reconciliation of the Beginning and Ending Amount of Reserve for Uncertain Tax Positions(Excluding Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 175,213	$ 259,588	$ 315,279
Additions for tax positions taken in current year	4,969	5,470	19,431
Additions for tax positions taken in prior years	1,850	7,250	8,929
Reductions for tax positions taken in prior years	0	(38,859)	(84,051)
Reductions for tax positions settled with tax authorities	0	(58,236)	0
Ending Balance	$ 182,032	$ 175,213	$ 259,588